Accounts Receivable - Summary of Account Receivable (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Accounts Receivable
Accounts receivable	¥ 482,365	$ 67,940	¥ 502,177
Less: allowance for doubtful accounts	(6,373)	(898)	(7,131)
Accounts receivable, net	¥ 475,992	$ 67,042	¥ 495,046